NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable
Bank acceptance notes:

	December 31,
	2017	2016

Due April 28, 2017, subsequently settled on due date	$-	$7,207,727
Due March 30, 2017, subsequently settled on due date	-	2,883,091
Due March 13, 2017, subsequently settled on due date	-	1,441,545
Due February 18, 2017, subsequently settled on due date	-	1,441,545
Due January 21, 2017, subsequently settled on due date	-	2,306,473
Total	$-	$15,280,381